S000050481 [Member] Expense Example - S000050481 [Member] - C000159357 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205